Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of cash flow information related to leases
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating leases	$8,075,465
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	-

Schedule of condensed balance sheet related to leases
Operating leases:
Operating lease right-of-use assets	$13,924,826

Current portion of operating lease liabilities	$5,131,373
Long-term operating lease liabilities	7,768,216
Total operating lease liabilities	$12,899,589

Weighted average remaining lease term
Operating leases	2.2

Schedule of lease liabilities under operating leases
Operating
For the year ending March 31,	Leases
2024	$5,644,435
2025	4,363,688
2026	2,554,956
2027	1,143,259
2028	560,213
Thereafter	819,920
Total lease payments	15,086,471
Less: imputed interest	(2,186,882)
Total lease liabilities	$12,899,589